CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($)	Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-controlling interests	Total
Beginning balance at Dec. 31, 2016	$ 0	$ 16,000	$ (14,700)	$ (17,650,967)	$ 16,447	$ (166,615)	$ (17,799,835)
Beginning balance (in shares) at Dec. 31, 2016		6,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition of Non-controlling interest of HNE and CNE	0	$ 0	0	0	0	22,884	22,884
Net (loss) income	0	0	0	(1,604,105)	0	(14,935)	(1,619,040)
Actuarial gain for post-employment benefits	0	0	0	0	9,453	0	9,453
Ending balance at Dec. 31, 2017	0	$ 16,000	(14,700)	(19,255,072)	25,900	(158,666)	(19,386,538)
Ending balance (in shares) at Dec. 31, 2017		6,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	0	$ 0	0	145,723	0	(4,735)	140,988
Actuarial gain for post-employment benefits	0	0	0	0	20,356	0	20,356
Shareholder debts converted to capital contribution	0	0	24,298,700	0	0	0	24,298,700
Buyouts of Non-controlling interests	0	0	(163,401)	0	0	163,401	0
Ending balance at Dec. 31, 2018	0	$ 16,000	24,120,599	(19,109,349)	46,256	0	5,073,506
Ending balance (in shares) at Dec. 31, 2018		6,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	0	$ 0	0	(1,673,735)	0	0	(1,673,735)
Actuarial gain for post-employment benefits	0	0	0	0	549	0	549
Proceeds from IPO, net of underwriting discount and offering expenses	0	$ 3,636	12,542,152	0	0	0	12,545,788
Proceeds from IPO, net of underwriting discount and offering expenses (in shares)		1,363,637
Share-based compensation	0	$ 0	247,817	0	0	0	247,817
Ending balance at Dec. 31, 2019	$ 0	$ 19,636	$ 36,910,568	$ (20,783,084)	$ 46,805	$ 0	$ 16,193,925
Ending balance (in shares) at Dec. 31, 2019		7,363,637